UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Trafelet Capital Management, L.P.

Address:   590 Madison Avenue, 39th Floor
           New York, NY  10022


Form 13F File Number: 28-12508


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeff Faber
Title:  Chief Financial Officer
Phone:  (212) 201-7856

Signature,  Place,  and  Date  of  Signing:

/s/ Jeff Faber                     New York, NY                       2/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Trafelet & Company, LLC serves as general partner of the Reporting Manager.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              43

Form 13F Information Table Value Total:  $      630,752
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-10829              Trafelet & Company Advisors, LLC
----  --------------------  ----------------------------------------------------
2     28-10380              Trafelet & Company, LLC
----  --------------------  ----------------------------------------------------
3     28-13170              Remy W. Trafelet
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN AXLE & MFG HLDGS IN COM              024061103   25,008 3,118,172 SH       DEFINED    1, 2, 3  3,118,172      0    0
ASHLAND INC NEW              COM              044209104    2,389    60,300 SH       DEFINED    1, 2, 3     60,300      0    0
ASSURED GUARANTY LTD         COM              G0585R106   56,489 2,596,000 SH       DEFINED    1, 2, 3  2,596,000      0    0
ATLAS ENERGY INC             COM              049298102    2,562    85,000 SH       DEFINED    1, 2, 3     85,000      0    0
BANK OF AMERICA CORPORATION  UNIT 99/99/9999  060505419   11,190   750,000 SH       DEFINED    1, 2, 3    750,000      0    0
CALAVO GROWERS INC           COM              128246105    7,737   455,124 SH       DEFINED    1, 2, 3    455,124      0    0
CHINA-BIOTICS INC            COM              16937B109    2,466   159,400 SH       DEFINED    1, 2, 3    159,400      0    0
COINSTAR INC                 COM              19259P300   10,418   375,000 SH       DEFINED    1, 2, 3    375,000      0    0
CONSOL ENERGY INC            COM              20854P109    2,849    57,200 SH       DEFINED    1, 2, 3     57,200      0    0
DIRECTV                      COM CL A         25490A101   15,037   450,899 SH       DEFINED    1, 2, 3    450,899      0    0
DRYSHIPS INC                 SHS              Y2109Q101    4,615   793,000 SH       DEFINED    1, 2, 3    793,000      0    0
ENERGY XXI (BERMUDA) LTD     COM SHS          G10082108    5,660 2,450,000 SH       DEFINED    1, 2, 3  2,450,000      0    0
ENERGYSOLUTIONS INC          COM              292756202   25,079 2,953,984 SH       DEFINED    1, 2, 3  2,953,984      0    0
FORD MTR CO DEL              COM PAR $0.01    345370860    8,500   850,000 SH       DEFINED    1, 2, 3    850,000      0    0
GENWORTH FINL INC            COM CL A         37247D106   16,117 1,420,000 SH       DEFINED    1, 2, 3  1,420,000      0    0
GILDAN ACTIVEWEAR INC        COM              375916103    2,677   109,800 SH       DEFINED    1, 2, 3    109,800      0    0
HARTFORD FINL SVCS GROUP INC COM              416515104    6,341   272,600 SH       DEFINED    1, 2, 3    272,600      0    0
ICONIX BRAND GROUP INC       COM              451055107   17,026 1,343,767 SH       DEFINED    1, 2, 3  1,343,767      0    0
IRIDIUM COMMUNICATIONS INC   *W EXP 02/14/201 46269C110    2,125   759,000 SH       DEFINED    1, 2, 3    759,000      0    0
IRIDIUM COMMUNICATIONS INC   COM              46269C102   10,628 1,323,500 SH       DEFINED    1, 2, 3  1,323,500      0    0
JARDEN CORP                  COM              471109108    2,720    88,000 SH       DEFINED    1, 2, 3     88,000      0    0
LIBERTY MEDIA CORP NEW       LIB STAR COM A   53071M708   14,850   321,777 SH       DEFINED    1, 2, 3    321,777      0    0
MAIDEN HOLDINGS LTD          SHS              G5753U112   31,733 4,335,131 SH       DEFINED    1, 2, 3  4,335,131      0    0
NATIONAL OILWELL VARCO INC   COM              637071101   23,077   523,403 SH       DEFINED    1, 2, 3    523,403      0    0
PLUM CREEK TIMBER CO INC     COM              729251108      944    25,000 SH       DEFINED    1, 2, 3     25,000      0    0
PLUM CREEK TIMBER CO INC     COM              729251108   18,880   500,000 SH  CALL DEFINED    1, 2, 3    500,000      0    0
PLUM CREEK TIMBER CO INC     COM              729251108   18,880   500,000 SH  PUT  DEFINED    1, 2, 3    500,000      0    0
QUESTAR CORP                 COM              748356102    3,500    84,200 SH       DEFINED    1, 2, 3     84,200      0    0
RADIOSHACK CORP              COM              750438103    2,393   122,700 SH       DEFINED    1, 2, 3    122,700      0    0
RESOLUTE ENERGY CORP         *W EXP 09/25/201 76116A116    1,370   595,831 SH       DEFINED    1, 2, 3    595,831      0    0
RESOLUTE ENERGY CORP         COM              76116A108   19,901 1,727,500 SH       DEFINED    1, 2, 3  1,727,500      0    0
RITE AID CORP                COM              767754104    1,247   825,900 SH       DEFINED    1, 2, 3    825,900      0    0
RRI ENERGY INC               COM              74971X107   10,482 1,832,507 SH       DEFINED    1, 2, 3  1,832,507      0    0
SANMINA SCI CORP             COM NEW          800907206   41,471 3,759,815 SH       DEFINED    1, 2, 3  3,759,815      0    0
SCHWEITZER-MAUDUIT INTL INC  COM              808541106   12,701   180,534 SH       DEFINED    1, 2, 3    180,534      0    0
SOLUTIA INC                  COM NEW          834376501   43,900 3,456,699 SH       DEFINED    1, 2, 3  3,456,699      0    0
TNS INC                      COM              872960109   45,487 1,770,619 SH       DEFINED    1, 2, 3  1,770,619      0    0
ULTRA PETROLEUM CORP         COM              903914109    6,310   126,545 SH       DEFINED    1, 2, 3    126,545      0    0
ULTRA PETROLEUM CORP         COM              903914109   11,867   238,000 SH  CALL DEFINED    1, 2, 3    238,000      0    0
VIRGIN MEDIA INC             COM              92769L101   57,870 3,438,481 SH       DEFINED    1, 2, 3  3,438,481      0    0
WELLS FARGO & CO NEW         COM              949746101   16,194   600,000 SH       DEFINED    1, 2, 3    600,000      0    0
WESTERN LIBERTY BANCORP      COM              961443108    6,929   910,545 SH       DEFINED    1, 2, 3    910,545      0    0
ZAGG INCORPORATED            COM              98884U108    3,136   800,000 SH       DEFINED    1, 2, 3    800,000      0    0